Restricted Cash	12 Months Ended
Dec. 31, 2019
Restricted Cash [Abstract]
RESTRICTED CASH

Note 3 – RESTRICTED CASH

The current portion of restricted cash includes the bank deposit pledged for the bank acceptance notes issued to suppliers in the amount of $488,029, cash deposits pledged in exchange for guarantee service provided by third parties in the amount of $33,148, and certificate of deposits of $3,500,000 in the Newater HK's offshore bank account pledged for the short-term loan of $2,961,307 (RMB 21,000,000) from Industrial and Commercial Bank of China. Also see Note 11 for details on the loan. As of December 31, 2019 and 2018, the Company had current portion of restricted cash of $4,021,177 and $6,033,482, respectively.